Vessels, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Schedule of Vessels, Net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2020	$1,357,460	$(415,296)	$942,164
Transfer from Advances for vessels	14,247	—	14,247
Transfer to Assets Held for Sale	(126,672)	56,551	(70,121)
Depreciation expense	—	(26,330)	(26,330)
Balance, June 30, 2021	$1,245,035	$(385,075)	$859,960